[ROPES & GRAY LLP LETTERHEAD]

March 26, 2009

Securities and Exchange Commission

Division of Investment Management

100 F. Street, NE

Washington, DC 20549

Re:

Post-Effective Amendment No. 1 to the Registration Statement on
Form N-14 of HighMark Funds (the “Trust”) (File No. 333-157497)

Ladies and Gentleman:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), the Trust is today filing with the Securities and Exchange Commission (the “Commission”) Post-Effective Amendment No. 1 (the “Amendment”) to the above-referenced Registration Statement (the “Registration Statement”). The Trust is filing the Amendment to (i) update certain information and (ii) to file certain exhibits in the Part C.

The Amendment includes (i) the Prospectus/Proxy Statement relating to the proposed acquisition of the assets and identified liabilities of (a) North Track Equity Income Fund, a series of North Track Funds, Inc. (“North Track”), by HighMark Equity Income Fund in exchange for Class A, Class B and Class C shares of HighMark Equity Income Fund, (b) North Track Geneva Growth Fund, a series of North Track, by HighMark Geneva Growth Fund in exchange for Class A, Class B and Class C shares of HighMark Geneva Growth Fund, (c) North Track NYSE Arca Tech 100 Index Fund, a series of North Track, by HighMark NYSE Arca Tech 100 Index Fund in exchange for Class A, Class B and Class C shares of HighMark NYSE Arca Tech 100 Index Fund and (d) North Track Wisconsin Tax-Exempt Fund, a series of North Track, by HighMark Wisconsin Tax-Exempt Fund in exchange for Class A, Class B and Class C shares of HighMark Wisconsin Tax-Exempt Fund; (ii) the statement of additional information relating to the Prospectus/Proxy Statement; (iii) a Form of Proxy Card; and (iv) the Part C. The Amendment is marked to show changes to the above referenced Registration Statement filed with the Securities and Exchange Commission on February 24, 2009.

As has been designated on the facing sheet, it is intended that the Amendment become effective on March 26, 2009, pursuant to paragraph (b) of Rule 485 under the Securities Act.

Ropes & Gray LLP has assisted the Trust in the preparation of the Amendment, and the Amendment does not include any disclosures relating to the Trust that would, in our view, render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act. In addition, on behalf of the Trust we acknowledge that: (i) the Commission is not foreclosed from taking any action with respect to this filing; (ii) the review of this filing by the Commission’s staff, under delegated authority, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in this filing; and (iii) the Trust will not assert the review by the Commission’s staff as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States. As indicated in the Commission’s June 24, 2004 release regarding the public release of comment letters and responses, you are requesting such acknowledgements from all companies whose filings are being reviewed, and this request and these acknowledgements should not be construed as suggesting that there is an inquiry or investigation or other matter involving the Trust.

Please direct any comments or questions on the enclosed materials to the undersigned at (415) 315-6385 or Emily Proskine of this office at (415) 315-2301.

Sincerely,
/s/ Jessica Riley Hale
Jessica Riley Hale